ACCRUED ROYALTIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued royalty fees	$ 720,632
Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue per user fee	$ 0.50
Licensing Agreements [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty fees on net revenue percentage	5.00%
Accrued royalty fees	$ 50,000
Licensing Agreements [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty fees on net revenue percentage	50.00%